Business Segments - Schedule of Revenue from External Customers by Geographic Area (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Total revenues	$ 2,643	$ 2,449	$ 2,380	$ 2,263	$ 2,338	$ 2,417	$ 2,390	$ 2,131	$ 5,030	$ 4,643	$ 9,735	$ 9,276	$ 8,783
United States [Member]
Revenue from External Customer [Line Items]
Total revenues											7,262	6,743	6,293
Total of All Other Countries [Member]
Revenue from External Customer [Line Items]
Total revenues											$ 2,473	$ 2,533	$ 2,490